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VIA EDGAR
----------------


                                   May 3, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     AIG SunAmerica Life Assurance Company
        Variable Separate Account ("Registrant")
        Product: Polaris Variable Annuity
        File Nos. 033-47473 and 811-03859

Ladies and Gentlemen:

        Pursuant to Rule 497(j), under the Securities Act of 1933 ("1933 Act"), Registrant hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have differed from that contained in the Amendment, and the Amendment, which is designated as Post-Effective Amendment No. 27 under the 1933 Act and as Amendment No. 44 under the Investment Company Act of 1940, was filed electronically on May 1, 2006.

        Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6307.


Very truly yours,

/s/ Lucia B. Williams

Lucia B. Williams
Director, Variable Annuity Product Compliance